Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Kyivstar Group Ltd.
Entity Central Index Key	0002062440
Document Period End Date	Sep. 30, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3